Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments Due Under the Operating Lease	The following table summarizes the future minimum lease payments due under the operating lease as of December 31, 2015:

Year Ending December 31,
2016	$1,326
2017	1,344
2018	563

Total	$3,233